STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 1.7%
Adient	127,842	[a]	3,286,818
Dana	207,464	[b]	3,197,020
Delphi Technologies	124,695	[a,b]	1,912,821
Gentex	368,628		10,974,056
Lear	78,107		9,621,220
The Goodyear Tire & Rubber Company	339,468		4,457,215
Thor Industries	79,506	[b]	6,401,823
Visteon	40,854	[a,b]	3,260,558
			43,111,531
Banks - 7.7%
Associated Banc-Corp	237,056		4,724,526
BancorpSouth Bank	139,408		3,982,887
Bank of Hawaii	59,293	[b]	5,312,653
Bank OZK	176,393		4,794,362
Cathay General Bancorp	110,749		3,993,609
CIT Group	134,566	[b]	6,151,012
Commerce Bancshares	150,025	[b]	10,150,691
Cullen/Frost Bankers	82,436	[b]	7,349,994
East West Bancorp	210,547		9,651,474
F.N.B.	474,016		5,531,767
First Financial Bankshares	198,232	[b]	6,644,737
First Horizon National	451,721		7,227,536
Fulton Financial	242,956	[b]	4,001,485
Hancock Whitney	127,469	[b]	5,065,618
Home BancShares	224,679		4,295,862
International Bancshares	83,273	[a]	3,280,956
LendingTree	11,194	[a,b]	3,483,573
New York Community Bancorp	675,727		7,473,541
PacWest Bancorp	174,082		6,101,574
Pinnacle Financial Partners	105,603		6,236,913
Prosperity Bancshares	137,197		9,631,229
Signature Bank	79,210		11,239,107
Sterling Bancorp	296,548	[b]	5,930,960
Synovus Financial	211,892		7,420,458
TCF Financial	222,038		9,387,767
Texas Capital Bancshares	73,399	[a]	4,034,009
Trustmark	94,043	[b]	3,007,495
UMB Financial	63,085		4,192,629
Umpqua Holdings	317,990		5,374,031

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Banks - 7.7% (continued)
United Bankshares	148,758	[b]	5,102,399
Valley National Bancorp	566,160	[b]	5,961,665
Washington Federal	115,988		3,943,592
Webster Financial	134,421		6,030,126
Wintrust Financial	82,741		5,235,850
			201,946,087
Capital Goods - 10.8%
Acuity Brands	57,685		6,799,331
AECOM	228,175	[a]	11,004,880
AGCO	91,472		6,415,846
Axon Enterprise	86,441	[a]	6,639,533
Carlisle	82,390	[b]	12,871,790
Colfax	120,495	[a,b]	4,236,604
Crane	74,342		6,353,267
Curtiss-Wright	61,797		8,987,138
Donaldson	184,526		9,567,673
Dycom Industries	46,107	[a,b]	1,863,645
EMCOR Group	81,859		6,726,354
EnerSys	62,052	[b]	4,465,262
Fluor	201,587		3,606,391
GATX	52,138	[b]	3,969,266
Graco	241,398		12,830,304
Hubbell	78,730		11,276,498
ITT	127,287		8,538,412
Kennametal	118,954	[b]	3,722,071
Lennox International	51,010	[b]	11,884,310
Lincoln Electric Holdings	89,353	[b]	7,968,501
MasTec	87,037	[a,b]	5,026,387
Mercury Systems	80,103	[a]	6,147,905
MSC Industrial Direct, Cl. A	64,953		4,421,351
Nordson	74,042		12,502,732
NOW	157,927	[a,b]	1,580,849
nVent Electric	227,280		5,659,272
Oshkosh	98,926		8,511,593
Owens Corning	157,383		9,520,098
Regal Beloit	61,350		4,813,521
Resideo Technologies	179,891	[a]	1,831,290
Teledyne Technologies	53,036	[a]	19,361,322
Terex	94,233		2,388,807
The Timken Company	99,945		5,250,111
The Toro Company	154,276		12,345,166
Trex	85,219	[a,b]	8,371,915
Trinity Industries	147,474	[b]	2,998,146
Valmont Industries	31,617		4,491,511

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 10.8% (continued)
Watsco	47,159		8,201,893
Woodward	81,971		9,534,047
			282,684,992
Commercial & Professional Services - 2.8%
ASGN	77,185	[a]	5,224,653
Clean Harbors	74,954	[a]	6,162,718
Deluxe	62,719		3,023,056
FTI Consulting	54,226	[a]	6,510,374
Healthcare Services Group	109,205	[b]	2,795,648
Herman Miller	86,193		3,331,359
HNI	61,837		2,224,277
Insperity	55,898		4,883,808
KAR Auction Services	194,203	[b]	4,082,147
Manpowergroup	86,554		7,918,825
MSA Safety	51,469		6,979,196
Stericycle	131,761	[a,b]	8,258,779
Tetra Tech	78,976		6,760,346
The Brink's Company	72,943		6,141,071
			74,296,257
Consumer Durables & Apparel - 3.0%
Brunswick	119,437		7,506,615
Carter's	64,665	[b]	6,859,017
Columbia Sportswear	40,069		3,763,280
Deckers Outdoor	40,845	[a]	7,797,719
Helen of Troy	36,638	[a,b]	6,926,414
KB Home	123,350	[b]	4,631,792
Mattel	504,331	[a,b]	7,378,363
Polaris	83,075		7,629,608
Skechers USA, Cl. A	193,375	[a]	7,230,291
Tempur Sealy International	67,193	[a]	6,156,223
Toll Brothers	186,751	[b]	8,284,274
TRI Pointe Group	204,942	[a]	3,332,357
			77,495,953
Consumer Services - 5.5%
Adtalem Global Education	80,330	[a]	2,772,188
Boyd Gaming	115,274		3,440,929
Brinker International	53,853	[b]	2,298,985
Caesars Entertainment	811,265	[a]	11,089,993
Choice Hotels International	46,139	[b]	4,623,128
Churchill Downs	51,986	[b]	7,505,739
Cracker Barrel Old Country Store	35,065	[b]	5,362,490
Domino's Pizza	59,787	[b]	16,844,987
Dunkin' Brands Group	120,429		9,404,301
Eldorado Resorts	94,307	[a,b]	5,637,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Services - 5.5% (continued)
Graham Holdings, Cl. B	6,274		3,445,806
Grand Canyon Education	67,352	[a]	5,272,315
Jack in the Box	34,006	[b]	2,779,990
Marriott Vacations Worldwide	54,654		6,571,597
Papa John's International	31,430	[b]	2,036,035
Penn National Gaming	158,793	[a]	4,736,795
Scientific Games	77,534	[a,b]	1,925,945
Service Corp. International	265,708		12,740,699
Six Flags Entertainment	113,249	[b]	4,318,184
Texas Roadhouse	94,434	[b]	5,902,125
The Cheesecake Factory	58,981	[b]	2,264,870
The Wendy's Company	266,467		5,774,340
WW International	66,747	[a,b]	2,201,316
Wyndham Destinations	133,311		6,469,583
Wyndham Hotels & Resorts	139,471		7,973,557
			143,393,569
Diversified Financials - 3.8%
Affiliated Managers Group	71,651		5,721,332
Eaton Vance	163,419		7,476,419
Evercore, Cl. A	58,358		4,471,390
FactSet Research Systems	55,390	[b]	15,847,633
Federated Hermes, Cl. B	140,347		5,084,772
FirstCash	62,022		5,394,053
Green Dot, Cl. A	68,294	[a]	2,054,284
Interactive Brokers Group, Cl. A	111,564	[b]	5,243,508
Janus Henderson Group	229,833	[b]	5,807,880
Jefferies Financial Group	364,328		7,884,058
Legg Mason	117,607		4,604,314
Navient	285,028		4,098,703
SEI Investments	183,603		11,981,932
SLM	623,083		6,804,066
Stifel Financial	100,562		6,505,356
			98,979,700
Energy - 1.7%
Antero Midstream	429,864	[b]	2,166,515
Apergy	111,543	[a]	2,884,502
Chesapeake Energy	1,700,692	[a]	870,414
CNX Resources	274,199	[a,b]	1,982,459
Core Laboratories	63,900		2,244,807
EQT	373,003	[b]	2,256,668
Equitrans Midstream	293,784	[b]	2,840,891
Matador Resources	157,555	[a,b]	2,311,332
Murphy Oil	218,433	[b]	4,578,356
Patterson-UTI Energy	296,437	[b]	2,353,710

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 1.7% (continued)
PBF Energy, Cl. A	147,015		4,013,509
Transocean	830,160	[a,b]	3,785,530
World Fuel Services	95,669		3,742,571
WPX Energy	610,536	[a,b]	7,295,905
			43,327,169
Food & Staples Retailing - .6%
BJ's Wholesale Club Holdings	175,537	[a,b]	3,602,019
Casey's General Stores	53,606	[b]	8,623,061
Sprouts Farmers Market	170,121	[a]	2,658,991
			14,884,071
Food, Beverage & Tobacco - 1.8%
Flowers Foods	278,027	[b]	5,985,921
Ingredion	96,491		8,491,208
Lancaster Colony	28,556		4,416,185
Pilgrim's Pride	76,371	[a]	1,989,465
Post Holdings	97,071	[a]	10,150,714
Sanderson Farms	28,726	[b]	3,955,283
The Boston Beer Company, Cl. A	13,257	[a,b]	4,724,530
The Hain Celestial Group	118,172	[a,b]	2,860,944
Tootsie Roll Industries	24,898	[b]	849,271
TreeHouse Foods	82,004	[a,b]	3,657,378
			47,080,899
Health Care Equipment & Services - 5.9%
Acadia Healthcare	129,274	[a,b]	4,153,574
Allscripts Healthcare Solutions	246,122	[a,b]	2,111,727
Amedisys	46,885	[a]	8,274,734
Avanos Medical	68,489	[a]	1,886,187
Cantel Medical	53,630	[b]	3,489,168
Chemed	23,268		10,867,087
Encompass Health	142,701		10,992,258
Globus Medical, Cl. A	111,869	[a]	5,848,511
Haemonetics	73,419	[a]	7,884,466
HealthEquity	103,024	[a]	6,805,765
Hill-Rom Holdings	96,667		10,294,069
ICU Medical	27,741	[a]	5,061,900
Integra LifeSciences Holdings	103,617	[a]	5,703,080
LivaNova	70,615	[a]	4,799,702
Masimo	70,985	[a]	12,110,041
MEDNAX	123,093	[a]	2,839,756
Molina Healthcare	90,748	[a]	11,159,282
NuVasive	75,929	[a]	5,855,644
Patterson	124,485	[b]	2,739,915
Penumbra	46,643	[a,b]	8,183,981
Tenet Healthcare	150,999	[a,b]	4,777,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 5.9% (continued)
West Pharmaceutical Services	107,557		16,773,514
			152,611,969
Household & Personal Products - .3%
Edgewell Personal Care	79,816	[a]	2,060,849
Energizer Holdings	92,456	[b]	4,277,015
Nu Skin Enterprises, Cl. A	81,101		2,643,082
			8,980,946
Insurance - 5.2%
Alleghany	20,921	[a]	16,687,845
American Financial Group	108,801		11,836,461
Brighthouse Financial	161,065	[a]	6,265,428
Brown & Brown	340,065		15,268,918
CNO Financial Group	228,192		4,013,897
First American Financial	163,299		10,121,272
Genworth Financial, Cl. A	735,003	[a]	3,013,512
Kemper	91,390		6,801,244
Mercury General	39,933		1,960,311
Old Republic International	412,210		9,295,335
Primerica	60,573		7,181,535
Reinsurance Group of America	90,993		13,107,542
RenaissanceRe Holdings	63,912		12,107,489
RLI	58,016		5,396,068
Selective Insurance Group	85,739		5,680,209
The Hanover Insurance Group	57,188		7,925,113
			136,662,179
Materials - 5.8%
Allegheny Technologies	181,804	[a,b]	3,136,119
AptarGroup	92,656		10,702,695
Ashland Global Holdings	87,462		6,470,439
Cabot	84,367		3,362,025
Carpenter Technology	69,561		2,764,354
Commercial Metals	169,953		3,492,534
Compass Minerals International	49,487	[b]	2,864,802
Domtar	82,465	[b]	2,871,431
Eagle Materials	60,693		5,533,381
Greif, Cl. A	37,912	[b]	1,532,403
Ingevity	61,104	[a]	3,985,203
Louisiana-Pacific	171,975		5,276,193
Minerals Technologies	50,453		2,731,021
NewMarket	10,660		4,686,349
O-I Glass	223,405	[b]	2,819,371
Olin	239,889		3,567,149
PolyOne	127,358		4,225,738
Reliance Steel & Aluminum	96,451		11,072,575

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 5.8% (continued)
Royal Gold	94,856		10,938,794
RPM International	188,538		13,455,957
Sensient Technologies	61,755	[b]	3,689,861
Silgan Holdings	113,638		3,506,869
Sonoco Products	144,730		8,269,872
Steel Dynamics	313,997		9,382,230
The Chemours Company	235,722	[b]	3,269,464
The Scotts Miracle-Gro Company	57,508	[b]	7,058,532
United States Steel	249,285	[b]	2,261,015
Valvoline	274,457		5,785,554
Worthington Industries	54,225		1,994,395
			150,706,325
Media & Entertainment - 1.8%
AMC Networks, Cl. A	64,516	[a,b]	2,360,640
Cable One	7,307		12,451,347
Cinemark Holdings	155,615	[b]	4,903,429
John Wiley & Sons, Cl. A	64,318		2,805,551
Meredith	59,375	[b]	1,784,219
TEGNA	316,103	[b]	5,342,141
The New York Times Company, Cl. A	207,705	[b]	6,648,637
TripAdvisor	152,794		4,174,332
World Wrestling Entertainment, Cl. A	68,607	[b]	3,353,510
Yelp	94,376	[a]	3,076,658
			46,900,464
Pharmaceuticals Biotechnology & Life Sciences - 3.8%
Arrowhead Pharmaceuticals	141,524	[a,b]	5,931,271
Bio-Rad Laboratories, Cl. A	31,405	[a]	11,334,693
Bio-Techne	55,406		11,633,598
Catalent	212,689	[a]	12,995,298
Charles River Laboratories International	70,608	[a]	10,914,585
Exelixis	441,597	[a]	7,595,468
Ligand Pharmaceuticals	25,257	[a,b]	2,217,817
Nektar Therapeutics	253,059	[a,b]	5,033,343
PRA Health Sciences	91,917	[a]	9,312,111
Prestige Consumer Healthcare	73,486	[a,b]	2,980,592
Repligen	68,075	[a,b]	6,834,049
Syneos Health	89,621	[a,b]	5,499,145
United Therapeutics	64,009	[a]	6,251,759
			98,533,729
Real Estate - 11.2%
Alexander & Baldwin	97,408	[c]	2,129,339
American Campus Communities	198,723	[c]	9,115,424
Brixmor Property Group	430,756	[c]	8,597,890
Camden Property Trust	140,375	[c]	15,782,361

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 11.2% (continued)
CoreCivic	175,338	[c]	2,796,641
CoreSite Realty	54,756	[c]	6,431,092
Corporate Office Properties Trust	163,430	[c]	4,865,311
Cousins Properties	212,218	[c]	8,686,083
CyrusOne	163,743	[c]	9,963,762
Diversified Healthcare Trust	347,165	[b,c]	2,680,114
Douglas Emmett	238,307	[c]	9,889,740
EastGroup Properties	55,776	[c]	7,589,440
EPR Properties	113,994	[b,c]	8,135,752
First Industrial Realty Trust	184,510	[c]	7,878,577
Healthcare Realty Trust	194,182	[c]	7,002,203
Highwoods Properties	149,901	[c]	7,511,539
JBG SMITH Properties	170,557	[b,c]	6,916,086
Jones Lang LaSalle	74,924		12,723,594
Kilroy Realty	141,452	[c]	11,679,692
Lamar Advertising, Cl. A	124,359	[c]	11,541,759
Liberty Property Trust	229,380	[c]	14,370,657
Life Storage	67,421	[c]	7,630,709
Mack-Cali Realty	130,221	[c]	2,859,653
Medical Properties Trust	750,731	[b,c]	16,628,692
National Retail Properties	248,409	[c]	13,910,904
Omega Healthcare Investors	317,528	[c]	13,320,300
Park Hotels & Resorts	346,689	[b,c]	7,606,357
Pebblebrook Hotel Trust	190,705	[b,c]	4,523,523
Potlatchdeltic	98,151	[c]	4,220,493
PS Business Parks	29,233	[c]	4,898,281
Rayonier	189,157	[c]	5,746,590
Sabra Health Care REIT	281,422	[c]	6,050,573
Service Properties Trust	239,835	[b,c]	5,175,639
Spirit Realty Capital	144,142	[c]	7,607,815
Taubman Centers	89,364	[b,c]	2,360,997
The GEO Group	174,296	[a,c]	2,753,877
The Macerich Company	160,234	[b,c]	3,574,821
Urban Edge Properties	168,491	[c]	3,098,549
Weingarten Realty Investors	174,631	[c]	5,081,762
			293,336,591
Retailing - 3.5%
Aaron's	98,588		5,852,184
American Eagle Outfitters	232,207	[b]	3,343,781
AutoNation	84,791	[a]	3,598,530
Bed Bath & Beyond	186,907	[b]	2,663,425
Dick's Sporting Goods	93,066	[b]	4,116,309
Dillard's, Cl. A	14,500	[b]	880,440
Etsy	175,674	[a]	8,574,648

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Retailing - 3.5% (continued)
Five Below	80,527	[a,b]	9,117,267
Foot Locker	158,530	[b]	6,019,384
Grubhub	133,279	[a,b]	7,217,058
Murphy USA	42,252	[a]	4,316,887
Ollie's Bargain Outlet Holdings	78,966	[a,b]	4,188,357
Pool	58,201		12,763,479
RH	23,709	[a]	4,949,254
Sally Beauty Holdings	173,668	[a,b]	2,665,804
Urban Outfitters	101,398	[a,b]	2,595,789
Williams-Sonoma	113,077	[b]	7,924,436
			90,787,032
Semiconductors & Semiconductor Equipment - 4.0%
Cabot Microelectronics	42,258		6,148,962
Cirrus Logic	84,890	[a]	6,520,401
Cree	156,530	[a,b]	7,277,080
Cypress Semiconductor	534,480		12,469,418
First Solar	110,711	[a,b]	5,489,051
MKS Instruments	78,790		8,258,768
Monolithic Power Systems	58,718		10,050,760
Semtech	97,157	[a]	4,681,996
Silicon Laboratories	63,239	[a]	6,217,026
SolarEdge Technologies	70,620	[a,b]	6,910,873
Synaptics	48,256	[a,b]	3,218,193
Teradyne	244,058		16,105,387
Universal Display	61,351		10,808,206
			104,156,121
Software & Services - 6.6%
ACI Worldwide	168,639	[a]	5,809,614
Blackbaud	71,781	[b]	5,622,606
CACI International, Cl. A	36,394	[a]	9,733,211
CDK Global	176,476		9,473,232
Ceridian HCM Holding	146,391	[a,b]	10,728,996
Commvault Systems	61,086	[a]	2,750,092
CoreLogic	116,943		5,437,849
Fair Isaac	42,102	[a]	16,941,003
j2 Global	67,144	[a,b]	6,436,424
KBR	206,632		5,620,390
Liveramp Holdings	98,875	[a]	3,978,730
LogMeIn	72,154		6,203,079
Manhattan Associates	93,880	[a]	8,022,985
MAXIMUS	93,105		6,680,284
Perspecta	201,674		5,660,989
PTC	151,098	[a]	12,559,266
Sabre	395,787		8,525,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 6.6% (continued)
Science Applications International	70,845	[b]	6,218,066
Teradata	166,894	[a,b]	4,062,200
Tyler Technologies	56,693	[a]	18,350,390
WEX	62,936	[a]	13,652,077
			172,466,735
Technology Hardware & Equipment - 5.0%
Arrow Electronics	120,325	[a]	9,137,480
Avnet	149,787		5,465,728
Belden	56,429	[b]	2,780,257
Ciena	224,360	[a]	9,124,721
Cognex	248,444		12,663,191
Coherent	35,022	[a,b]	4,953,161
II-VI	126,122	[a,b]	4,244,005
InterDigital	44,722		2,470,890
Jabil	201,215		7,825,251
Littelfuse	35,882		6,347,885
Lumentum Holdings	112,210	[a]	8,502,152
National Instruments	171,590		7,658,062
NCR	184,030	[a]	6,205,492
NETSCOUT Systems	97,684	[a,b]	2,511,456
SYNNEX	59,066		8,136,932
Tech Data	51,467	[a]	7,408,160
Trimble	364,571	[a]	15,501,559
Viasat	84,020	[a,b]	5,347,873
Vishay Intertechnology	193,264		3,921,327
			130,205,582
Telecommunication Services - .1%
Telephone & Data Systems	140,536		3,187,356
Transportation - 1.9%
Avis Budget Group	86,114	[a]	2,824,539
JetBlue Airways	421,133	[a]	8,351,067
Kirby	86,576	[a,b]	6,345,155
Knight-Swift Transportation Holdings	177,398	[b]	6,577,918
Landstar System	57,264		6,341,988
Ryder System	77,828		3,713,952
Werner Enterprises	65,056	[b]	2,397,964
XPO Logistics	134,180	[a,b]	11,931,286
			48,483,869
Utilities - 4.7%
ALLETE	75,366		6,291,554
Aqua America	313,801	[b]	16,298,824
Black Hills	89,311		7,415,492
Hawaiian Electric Industries	158,989		7,776,152
IDACORP	73,498		8,245,741

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Utilities - 4.7% (continued)
MDU Resources Group		291,219		8,622,995
National Fuel Gas		125,997	[b]	5,441,810
New Jersey Resources		137,674		5,688,690
NorthWestern		72,817		5,604,724
OGE Energy		289,700		13,282,745
ONE Gas		76,971		7,273,759
PNM Resources		116,175		6,300,170
Southwest Gas Holdings		79,302	[b]	5,988,094
Spire		74,121	[b]	6,249,883
UGI		303,870		12,637,953
				123,118,586
Total Common Stocks (cost $1,736,088,865)				2,587,337,712
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
1.54%, 3/12/20 (cost $1,145,065)		1,147,000	[d,e]	1,145,150
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $19,531,485)	1.56	19,531,485	[f]	19,531,485

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,577,998)	1.56	18,577,998	[f]	18,577,998
Total Investments (cost $1,775,343,413)		100.7%		2,626,592,345
Liabilities, Less Cash and Receivables		(.7%)		(18,195,578)
Net Assets		100.0%		2,608,396,767

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $478,669,653 and the value of the collateral was $500,725,961, consisting of cash collateral of $18,577,998 and U.S. Government & Agency securities valued at $482,147,963.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,587,337,712	-	-	2,587,337,712
Investment Companies	38,109,483	-	-	38,109,483
U.S. Treasury Securities	-	1,145,150	-	1,145,150
Liabilities ($)
Other Financial Instruments:
Futures††	(1,013,956)	-	-	(1,013,956)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Midcap Index Fund, Inc.

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	108	3/20/2020	22,689,556	21,675,600	(1,013,956)
Gross Unrealized Depreciation				(1,013,956)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2020, accumulated net unrealized appreciation on investments was $851,248,932, consisting of $1,023,348,412 gross unrealized appreciation and $172,099,480 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.